Equity Based Compensation (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Based Compensation [Abstract]
Allocated Share-based Compensation Expense	$ 23,100,000	$ 18,100,000	$ 10,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	12,500,000	7,200,000	4,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.73	$ 15.90	$ 8.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.80%	1.02%	1.12%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.81%	2.82%	2.03%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6.7	6.0	6.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	35.00%	33.90%	29.10%
Performance Contingent Units Issued	222,580	253,342	309,063
Weighted Average Fair Value Per Performance Contingent Unit	59.74	47.10	32.20
Performance Contingent Units Outstanding	217,865	242,790	295,011
Performance Contingent Units Maximum Shares of Common Stock Per PCU	2
Performance Contingent Units Measurement Period	3 years
Performance Contingent Unit Share Payout	1.31	0.96	0.68
Performance Contingent Units Shares of Common Stock Issued	362,642	141,405	63,409
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 22,200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.1